UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:
May 26, 2007 to June 25, 2007

Commission File Number of issuing entity: 333-130223-11

Chase Mortgage Finance Trust Series 2007-S1
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-130223

Chase Mortgage Finance Corporation
(Exact name of depositor as specified in its charter)

Chase Home Finance LLC
(Exact name of sponsor as specified in its charter)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

86-1169040
(I.R.S. Employer Identification No.)

194 Wood Avenue South, Iselin, New Jersey	08830
(Address of principal executive offices of the issuing entity)	(Zip Code)

(732) 205-0600
(Telephone number, including area code)

No Change
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A1			X
A2			X
A3			X
A4			X
A5			X
A6			X
A7			X
A8			X
A10REG			X
A13			X
AM			X
AP			X
AR			X
AX			X
B1			X
B2			X
B3			X
B4			X
B5			X
M1			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
Yes ☒ No ☐

Part I -- DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

On June 25, 2007 a distribution was made to holders of Chase Mortgage Finance Trust Series 2007-S1.

The distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(a), Exhibit 99.1 for the related information.

Part II -- OTHER INFORMATION

Item 9. Exhibits

(a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1) Monthly report distributed to holders of Chase Mortgage Finance Trust Series 2007-S1, relating to the June 25, 2007 distribution.

(b) The exhibits required to be filed by registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

[SIGNATURE PAGE FOLLOWS]

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Chase Mortgage Finance Corporation
(Depositor)

/s/ Bruce J. Friedman
_________________________________
By: Bruce J. Friedman
Title: Vice President

Date: July 3, 2007

EXHIBIT INDEX

Exhibit Number	Description

EX-99.1	Monthly report distributed to holders of Chase
Mortgage Finance Trust Series 2007-S1, relating to
the June 25, 2007 distribution.

Chase Mortgage Finance Trust, Series 2007-S1
June 25, 2007

Table of Contents

Distribution Report	2
Factor Report	3
Exchangeable Certificates Distribution Report	4
Exchangeable Certificates Factor Report	4
Delinquency by Group	6
Delinquency Trend Group	6
Bankruptcy Group Report	7
Foreclosure Group Report	7
REO Group Report	7
REO Property Scheduled Balance	8
Prepayment Liquidated Loan Report	8
Realized Loss Group Report	9
Investor Supplemental Report	11

IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE ADMINISTRATOR LISTED BELOW:
Chris Scott Jackson
Bank of New York - Structured Finance
221 West Sixth Street, 1st Floor
Austin, Texas 78701
Tel: (512) 479-2635 / Fax: (512) 236-6504
Email: chris.jackson@bankofny.com

  Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S1
June 25, 2007

DISTRIBUTION IN DOLLARS

CLASS	ORIGINAL FACE VALUE	BEGINNING PRINCIPAL BALANCE	PRINCIPAL	INTEREST	TOTAL	REALIZED LOSSES	DEFERRED INTEREST	ENDING PRINCIPAL BALANCE
A1	155,000,000.00	138,588,260.42	6,143,850.19	683,702.08	6,827,552.27	0.00	0.00	132,444,410.23
A3	10,000,000.00	8,941,178.09	396,377.43	44,109.81	440,487.24	0.00	0.00	8,544,800.66
A4	10,000,000.00	8,941,178.09	396,377.43	44,109.81	440,487.24	0.00	0.00	8,544,800.66
A5	40,000,000.00	40,000,000.00	0.00	200,000.00	200,000.00	0.00	0.00	40,000,000.00
A6	10,000,000.00	10,000,000.00	0.00	50,000.00	50,000.00	0.00	0.00	10,000,000.00
A7	68,000,000.00	68,000,000.00	0.00	340,000.00	340,000.00	0.00	0.00	68,000,000.00
A8	30,000,000.00	30,000,000.00	0.00	150,000.00	150,000.00	0.00	0.00	30,000,000.00
A10REG	30,581,915.00	30,581,915.00	0.00	152,909.58	152,909.58	0.00	0.00	30,581,915.00
A13	55,048,766.00	55,048,766.00	0.00	275,243.83	275,243.83	0.00	0.00	55,048,766.00
AP	1,209,186.00	1,203,686.02	1,210.03	0.00	1,210.03	0.00	0.00	1,202,475.99
AR	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
AM	7,529,800.00	7,506,030.04	6,072.50	37,530.15	43,602.65	0.00	0.00	7,499,957.54
M1	6,884,500.00	6,862,767.12	5,552.09	34,313.84	39,865.93	0.00	0.00	6,857,215.03
B1	2,366,500.00	2,359,029.48	1,908.49	11,795.15	13,703.64	0.00	0.00	2,357,120.99
B2	1,506,000.00	1,501,245.88	1,214.53	7,506.23	8,720.76	0.00	0.00	1,500,031.35
B3	860,500.00	857,783.58	693.96	4,288.92	4,982.88	0.00	0.00	857,089.62
B4	430,300.00	428,941.63	347.02	2,144.71	2,491.73	0.00	0.00	428,594.61
B5	860,613.86	857,897.09	694.05	4,289.49	4,983.54	0.00	0.00	857,203.04
TOTALS	430,278,180.86	411,678,678.44	6,954,297.72	2,041,943.60	8,996,241.32	0.00	0.00	404,724,380.72
A2	175,000,000.00	156,470,616.60	0.00	10,431.37	10,431.37	0.00	0.00	149,534,011.55
AX	20,722,638.58	19,401,731.25	0.00	97,008.66	97,008.66	0.00	0.00	18,773,568.84

  Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S1
June 25, 2007

FACTOR INFORMATION PER $1000 OF ORIGINAL FACE

CLASS	CUSIP	BEGINNING PRINCIPAL	PRINCIPAL	INTEREST	TOTAL	ENDING PRINCIPAL	CURRENT PASS-THRU RATE
A1	16163FAA3	894.11780916	39.63774316	4.41098116	44.04872432	854.48006600	5.920000%
A3	16163FAC9	894.11780900	39.63774300	4.41098100	44.04872400	854.48006600	5.920000%
A4	16163FAD7	894.11780900	39.63774300	4.41098100	44.04872400	854.48006600	5.920000%
A5	16163FAE5	1,000.00000000	0.00000000	5.00000000	5.00000000	1,000.00000000	6.000000%
A6	16163FAF2	1,000.00000000	0.00000000	5.00000000	5.00000000	1,000.00000000	6.000000%
A7	16163FAG0	1,000.00000000	0.00000000	5.00000000	5.00000000	1,000.00000000	6.000000%
A8	16163FAH8	1,000.00000000	0.00000000	5.00000000	5.00000000	1,000.00000000	6.000000%
A10REG	16163FAK1	1,000.00000000	0.00000000	5.00000016	5.00000016	1,000.00000000	6.000000%
A13	16163FAN5	1,000.00000000	0.00000000	5.00000000	5.00000000	1,000.00000000	6.000000%
AP	16163FAQ8	995.45150209	1.00069799	0.00000000	1.00069799	994.45080410	0.000000%
AR	16163FAR6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	6.000000%
AM	16163FAS4	996.84321496	0.80646232	4.98421605	5.79067837	996.03675264	6.000000%
M1	16163FAT2	996.84321592	0.80646234	4.98421672	5.79067906	996.03675358	6.000000%
B1	16163FAU9	996.84321995	0.80646102	4.98421720	5.79067822	996.03675893	6.000000%
B2	16163FAV7	996.84321381	0.80646082	4.98421647	5.79067729	996.03675299	6.000000%
B3	16163FAW5	996.84320744	0.80646136	4.98421848	5.79067984	996.03674608	6.000000%
B4	16163FAX3	996.84320242	0.80646061	4.98422031	5.79068092	996.03674181	6.000000%
B5	16163FAY1	996.84321840	0.80645924	4.98422138	5.79068062	996.03675916	6.000000%
TOTALS		956.77330795	16.16232946	4.74563594	20.90796541	940.61097849
A2	16163FAB1	894.11780914	0.00000000	0.05960783	0.05960783	854.48006600	0.080000%
AX	16163FAP0	936.25776347	0.00000000	4.68128900	4.68128900	905.94490501	6.000000%

  Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S1
June 25, 2007

DISTRIBUTION IN DOLLARS

CLASS	ORIGINAL FACE VALUE	BEGINNING PRINCIPAL BALANCE	PRINCIPAL	INTEREST	TOTAL	REALIZED LOSSES	DEFERRED INTEREST	ENDING PRINCIPAL BALANCE
A9	27,260,000.00	27,260,000.00	0.00	136,300.00	136,300.00	0.00	0.00	27,260,000.00
A10EXCHN	27,788,766.00	27,788,766.00	0.00	138,943.83	138,943.83	0.00	0.00	27,788,766.00
A11	50,752,413.00	50,752,413.00	0.00	253,762.07	253,762.07	0.00	0.00	50,752,413.00
A12	17,247,587.00	17,247,587.00	0.00	86,237.93	86,237.93	0.00	0.00	17,247,587.00

FACTOR INFORMATION PER $1000 OF ORIGINAL FACE

CLASS	CUSIP	BEGINNING PRINCIPAL	PRINCIPAL	INTEREST	TOTAL	ENDING PRINCIPAL	CURRENT PASS- THRU RATE
A9	16163FAJ54	1,000.00000000	0.00000000	5.00000000	5.00000000	1,000.00000000	6.000000%
A10EXCHN	16163FAK1	1,000.00000000	0.00000000	5.00000000	5.00000000	1,000.00000000	6.000000%
A11	16163FAL9	1,000.00000000	0.00000000	5.00000010	5.00000010	1,000.00000000	6.000000%
A12	16163FAM7	1,000.00000000	0.00000000	4.99999971	4.99999971	1,000.00000000	6.000000%

*Please Note: Above Certificates are Exchanged Certificates

  Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S1
June 25, 2007

Total Scheduled Principal Amount	333,070.24
Class AP Scheduled Principal Amount	989.16
Non-PO Scheduled Principal Amount	332,081.08

Total Unscheduled Principal Amounts	6,621,227.50
Class AP Unscheduled Principal Amount	220.87
Non-PO Unscheduled Principal Amount	6,621,006.63

One Month CPR	17.694278%

Total Repurchase Proceeds	0.00
Class AP Repurchase Proceeds	0.00
Total Net Liquidation Proceeds	0.00

Total Beginning Principal Balance of Mortgage Loans	411,678,679.13
Class AP Beginning Principal Balance	1,203,686.71

Total Ending Principal Balance of Mortgage Loans	404,724,381.39
Class AP Ending Principal Balance	1,202,476.68

Aggregate Amount of Servicer Advances	56,386.89
Aggregate Amount of Recovered Servicer Advances	168,413.77

Aggregate Number of Outstanding Mortgage Loans	669.00

Aggregate Weighted Average Coupon	6.521228%
Aggregate Weighted Average Remaining Term	354

Total Gross Interest	2,237,208.61
Total Servicing Fees	87,824.80

  Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S1
June 25, 2007

Number and Aggregate Principal Amounts of Mortgage Loans in Delinquency

Delinquency by Group
Group 1
Category	Number	Principal Balance	Percentage
1 Month	6	3,459,476.56	0.85%
2 Month	2	1,094,696.64	0.27%
3 Month	0	0.00	0.00%
Total	8	4,554,173.20	1.13%

  Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S1
June 25, 2007

Number and Aggregate Principal Amounts of Mortgage Loans in Bankruptcy

Bankruptcy Group Report
Group Number	Number of Loans	Principal Balance	Percentage
1	0	0.00	0.00%
Total	0	0.00	0.00%

Number and Aggregate Principal Amounts of Mortgage Loans in Foreclosure

Foreclosure Group Report
Group Number	Number of Loans	Principal Balance	Percentage
1	3	1,600,559.49	0.41%
Total	3	1,600,559.49	0.41%

Number and Aggregate Principal Amounts of REO Loans

REO Group Report
Group Number	Number of Loans	Principal Balance	Percentage
1	0	0.00	0.00%
Total	0	0.00	0.00%

  Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S1
June 25, 2007

REO Mortgage Loans

REO Property Scheduled Balance
Group Number	Loan Number	REO Date	Schedule Principal Balance
			0.00
Total			0.00

Liquidated Mortgage Loans

Prepayment Liquidated Loan Report
Group Number	Loan Number	Date	Penalties	Premiums	Prepayment Amount	Current Note Rate	Original Stated Term	Original LTV Ratio (%)	Loan Origination Date
			0.00	0.00	0.00	.0	0.00	0.00
Total			0.00	0.00	0.00

  Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S1
June 25, 2007

Realized Loss Group Report
Group Number	Current Loss	Cumulative Loss	Ending Balance	Balance of Liquidated Loans	Net Liquidation Proceeds
1	0.00	0.00	404,724,381.39	0.00	0.00
TOTAL	0.00	0.00	404,724,381.39	0.00	0.00

Current Period Aggregate Realized Losses	0.00
Cumulative Realized Losses	0.00

Fraud Loss Amount	12,908,345.00
Bankruptcy Loss Amount	145,892.00
Special Hazard Loss Amount	5,834,848.00

Class A Principal Balance	391,304,983.62
Class AP Principal Balance	1,203,686.02
Class A Non-PO Principal Balance	390,101,297.60
Class AM Principal Balance	7,506,030.04
Class M1 Principal Balance	6,862,767.12
Class B Principal Balance	6,004,897.66

Class A Percentage	95.051069%
Class AP Percentage	0.292385%
Non-PO Class A Percentage	95.036556%
Class AM Percentage	1.823274%
Class M1 Percentage	1.667020%
Class B Percentage	1.458637%

Class A Prepayment Percentage	100.0000%

Original Credit Support AM	3.00%
Original Credit Support M1	1.40%
Original Credit Support B1	0.85%
Original Credit Support B2	0.50%
Original Credit Support B3	0.30%
Original Credit Support B4	0.20%

Current Credit Support AM	3.13%
Current Credit Support M1	1.46%
Current Credit Support B1	0.89%
Current Credit Support B2	0.52%
Current Credit Support B3	0.31%
Current Credit Support B4	0.21%

  Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S1
June 25, 2007

Aggregate Outstanding Interest Shortfalls
Class A1 Shortfall	0.00
Class A2 Shortfall	0.00
Class A3 Shortfall	0.00
Class A4 Shortfall	0.00
Class A5 Shortfall	0.00
Class A6 Shortfall	0.00
Class A8 Shortfall	0.00
Class A9 Shortfall	0.00
Class A10 Shortfall	0.00
Class A11 Shortfall	0.00
Class A12 Shortfall	0.00
Class AR Shortfall	0.00
Class AX Shortfall	0.00
Class AM Shortfall	0.00
Class M1 Shortfall	0.00
Class B1 Shortfall	0.00
Class B2 Shortfall	0.00
Class B3 Shortfall	0.00
Class B4 Shortfall	0.00
Class B5 Shortfall	0.00

Compensating Interest Shortfalls

Total Compensating Interest Shortfall	0.00
Compensating Interest Shortfall A1	0.00
Compensating Interest Shortfall A2	0.00
Compensating Interest Shortfall A3	0.00
Compensating Interest Shortfall A4	0.00
Compensating Interest Shortfall A5	0.00
Compensating Interest Shortfall A6	0.00
Compensating Interest Shortfall A8	0.00
Compensating Interest Shortfall A9	0.00
Compensating Interest Shortfall A10	0.00
Compensating Interest Shortfall A11	0.00
Compensating Interest Shortfall A12	0.00
Compensating Interest Shortfall AR	0.00
Compensating Interest Shortfall AX	0.00
Compensating Interest Shortfall AM	0.00
Compensating Interest Shortfall M1	0.00
Compensating Interest Shortfall B1	0.00
Compensating Interest Shortfall B2	0.00
Compensating Interest Shortfall B3	0.00
Compensating Interest Shortfall B4	0.00
Compensating Interest Shortfall B5	0.00

  Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S1
June 25, 2007

Relief Act Shortfalls

Total Relief Act	0.00

Relief Act Reduction A1	0.00
Relief Act Reduction A2	0.00
Relief Act Reduction A3	0.00
Relief Act Reduction A4	0.00
Relief Act Reduction A5	0.00
Relief Act Reduction A6	0.00
Relief Act Reduction A8	0.00
Relief Act Reduction A9	0.00
Relief Act Reduction A10	0.00
Relief Act Reduction A11	0.00
Relief Act Reduction A12	0.00
Relief Act Reduction AR	0.00
Relief Act Reduction AX	0.00
Relief Act Reduction AM	0.00
Relief Act Reduction M1	0.00
Relief Act Reduction B1	0.00
Relief Act Reduction B2	0.00
Relief Act Reduction B3	0.00
Relief Act Reduction B4	0.00
Relief Act Reduction B5	0.00

Yield Maintenance Agreement Amounts Received
Class A1	0.00
Class A3	0.00
Class A4	0.00

Reserve Fund - Per Yield Maintenance Agreements
Deposit Total In the Reserve Fund	0.00
Withdrawal Total From the Reserve Fund	0.00

ADDITIONAL POOL PERFORMANCE INFORMATION

Any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments during the distribution period or that
have cumulatively become material over time.	NO

Material breaches of pool asset representations or warranties or transaction covenants.	NO

Material changes as to methodology regarding calculations of delinquencies and charge-offs	NO

  Copyright 2007 Bank of New York & Co. All rights reserved.